Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 13,284,387	$ 2,206,400
Cost, Acquisitions		12,936,374
Cost, Additions	436,295	310,946
Disposal	(150,670)
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,264,147)
Cost, Foreign exchange movements	505,420	94,814
Cost, Ending balance	14,075,432	13,284,387
Accumulated depreciation, Beginning balance	1,124,883	308,652
Accumulated depreciation, Depreciation	1,605,959	1,037,187
Accumulated depreciation, Disposal	(51,087)
Accumulated depreciation, Depreciation — Bophelo		109,959
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(376,712)
Accumulated depreciation, Foreign exchange movements	148,414	45,797
Accumulated depreciation, Ending balance	2,828,169	1,124,883
Impairment, Beginning balance
Impairment	8,728,031
Impairment, Ending balance	8,728,031
Net book value Beginning balance	12,159,504
Net book value Beginning balance	2,519,232	12,159,504
Land [member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	885,237
Cost, Acquisitions		872,336
Cost, Additions	434,344
Disposal
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Cost, Foreign exchange movements	35,756	12,901
Cost, Ending balance	1,355,337	885,237
Land [member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Disposal
Accumulated depreciation, Depreciation — Bophelo
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Land [member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment	737,994
Impairment, Ending balance	737,994
Land [member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	885,237
Net book value Beginning balance	617,343	885,237
Plant and equipment [member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	12,135,221	590,011
Cost, Acquisitions		11,817,462
Cost, Additions		108,933
Disposal	(93,002)
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(663,404)
Cost, Foreign exchange movements	459,804	282,219
Cost, Ending balance	12,502,023	12,135,221
Plant and equipment [member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	1,053,249	174,854
Accumulated depreciation, Depreciation	1,541,644	972,872
Accumulated depreciation, Disposal	(14,771)
Accumulated depreciation, Depreciation — Bophelo		32,549
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(195,441)
Accumulated depreciation, Foreign exchange movements	143,044	68,415
Accumulated depreciation, Ending balance	2,723,166	1,053,249
Plant and equipment [member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment	7,902,730
Impairment, Ending balance	7,902,730
Plant and equipment [member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	11,081,972
Net book value Beginning balance	1,876,127	11,081,972
Leasehold improvements [member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		1,089,694
Cost, Acquisitions
Cost, Additions	1,502	66,110
Disposal
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,088,572)
Cost, Foreign exchange movements	36	(67,232)
Cost, Ending balance	1,538
Leasehold improvements [member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance		108,623
Accumulated depreciation, Depreciation	300
Accumulated depreciation, Disposal
Accumulated depreciation, Depreciation — Bophelo		49,538
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(149,161)
Accumulated depreciation, Foreign exchange movements	8	(9,000)
Accumulated depreciation, Ending balance	308
Leasehold improvements [member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment
Impairment, Ending balance
Leasehold improvements [member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance
Net book value Beginning balance	1,230
Motor vehicles [member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	92,255	47,623
Cost, Acquisitions		89,513
Cost, Additions		10,489
Disposal	(57,668)
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(54,767)
Cost, Foreign exchange movements	(1,871)	(603)
Cost, Ending balance	32,716	92,255
Motor vehicles [member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	30,519	23,505
Accumulated depreciation, Depreciation	29,928	27,883
Accumulated depreciation, Disposal	(36,316)
Accumulated depreciation, Depreciation — Bophelo		6,577
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(28,357)
Accumulated depreciation, Foreign exchange movements	(2,767)	911
Accumulated depreciation, Ending balance	21,364	30,519
Motor vehicles [member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment	9,174
Impairment, Ending balance	9,174
Motor vehicles [member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	61,736
Net book value Beginning balance	2,178	61,736
Computers [Member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	42,439	10,124
Cost, Acquisitions		32,703
Cost, Additions	412	13,348
Disposal
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(14,851)
Cost, Foreign exchange movements	6,011	1,115
Cost, Ending balance	48,862	42,439
Furniture and fixtures [member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	129,235	4,695
Cost, Acquisitions		124,360
Cost, Additions	37	3,435
Disposal
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(5,436)
Cost, Foreign exchange movements	5,684	2,181
Cost, Ending balance	134,956	129,235
Furniture and fixtures [member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	14,771	464
Accumulated depreciation, Depreciation	21,330	13,490
Accumulated depreciation, Disposal
Accumulated depreciation, Depreciation — Bophelo		463
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(876)
Accumulated depreciation, Foreign exchange movements	2,469	1,230
Accumulated depreciation, Ending balance	38,570	14,771
Furniture and fixtures [member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment	76,998
Impairment, Ending balance	76,998
Furniture and fixtures [member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	114,464
Net book value Beginning balance	19,388	114,464
Capital work- in-progress [Member] | Cost [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		464,253
Cost, Acquisitions
Cost, Additions		108,631
Disposal
Cost, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(437,117)
Cost, Foreign exchange movements		(135,767)
Cost, Ending balance
Capital work- in-progress [Member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Disposal
Accumulated depreciation, Depreciation — Bophelo
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Capital work- in-progress [Member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment
Impairment, Ending balance
Capital work- in-progress [Member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance
Net book value Beginning balance
Computer equipment [member] | Accumulated depreciation [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	26,344	1,206
Accumulated depreciation, Depreciation	12,757	22,942
Accumulated depreciation, Disposal
Accumulated depreciation, Depreciation — Bophelo		20,832
Accumulated depreciation, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,877)
Accumulated depreciation, Foreign exchange movements	5,660	(15,759)
Accumulated depreciation, Ending balance	44,761	26,344
Computer equipment [member] | Impairment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment	1,135
Impairment, Ending balance	1,135
Computer equipment [member] | Net book value [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	16,095
Net book value Beginning balance	$ 2,966	$ 16,095